Award Timing Disclosure	12 Months Ended
Oct. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices.   The Compensation Committee approves grants of equity awards to Section 16 Insiders, our CFO, most Senior Vice Presidents (“SVPs”), and other Vice Presidents and above who directly report to the CEO. The Committee also annually approves a delegated pool of equity to be granted by the CEO to employees who are not in the group approved by the Compensation Committee. Grants may be made to selected newly hired individuals throughout the year on an off-cycle basis coincident with a fixed date near the next regularly scheduled quarterly meeting of the Compensation Committee following their date of hire. Special grants to continuing employees, such as for promotions or retention purposes, are typically approved coincident with a fixed date near the first regularly scheduled quarterly Compensation Committee meeting following the recommendation to make a special grant.
The date of grant of an equity award had historically been the date approved by the Compensation Committee except in instances where our trading “blackout” was in effect or if our management knew of material, non-public information about the Company. Those equity awards were granted effective as of the close of the business day after the “blackout” expired, or the close of the second business day after the public release of the material, non-public information, as applicable. Our standard quarterly “blackout” period begins two weeks prior to the end of each fiscal quarter and ends two full business days after we publicly release our quarterly financial and operational results for the quarter. However, in September 2020, with the intent of simplifying the grant process while minimizing the potential for grants being made when management could possibly possess material inside information, the Committee approved fixed grant dates of the 15th of February, May, August, or November for subsequent equity grants. The November 15 fixed grant date was later modified to December 10, to ensure that the grant date would follow the filing of our Annual Report on Form 10-K.
The exercise price of our stock options is generally based on the closing price of our common stock on the Nasdaq exchange on the date of grant. The Varex Imaging Corporation 2017 Omnibus Stock Plan (the “2017 Stock Plan”) and the 2020 Stock Plan explicitly prohibit the repricing of stock options without prior stockholder approval and grant of discount options.

Award Timing Method
The date of grant of an equity award had historically been the date approved by the Compensation Committee except in instances where our trading “blackout” was in effect or if our management knew of material, non-public information about the Company. Those equity awards were granted effective as of the close of the business day after the “blackout” expired, or the close of the second business day after the public release of the material, non-public information, as applicable. Our standard quarterly “blackout” period begins two weeks prior to the end of each fiscal quarter and ends two full business days after we publicly release our quarterly financial and operational results for the quarter. However, in September 2020, with the intent of simplifying the grant process while minimizing the potential for grants being made when management could possibly possess material inside information, the Committee approved fixed grant dates of the 15th of February, May, August, or November for subsequent equity grants. The November 15 fixed grant date was later modified to December 10, to ensure that the grant date would follow the filing of our Annual Report on Form 10-K.

Award Timing Predetermined	true